CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 2-17613; 1940 Act File No. 811-01028) ("Registrant") hereby certifies (a) that the form of Statement of Additional Information for Ivy Dividend Income Fund does not differ from that contained in Post-Effective Amendment No. 130 ("Amendment No. 130") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 130 was filed electronically.

                                                      IVY FUNDS

Dated: May 6, 2004                          By: /s/Kristen A. Richards
                                                      Kristen A. Richards
                                                      Vice President and Secretary